UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Hedged Alpha Fund
(Class A: RDRAX)
(Class I: RDRIX)

SEMI-ANNUAL REPORT
April 30, 2015

Ramius Hedged Alpha Fund
a series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Hedged Alpha Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Dear Fellow Shareholders,

The six month period ending April 30, 2015 saw the Ramius Hedged Alpha Fund (the “Fund”) generate positive performance of 1.08% for Class I shares and 0.98% for Class A shares.

In accordance with its mandate, the Fund had market hedges in place during this six month period and carried no net U.S. equity market risk at a time when U.S. equity markets were positive. As a result of these hedges, the Fund’s portfolio was more exposed to the risk of potential under-performance of the various hedge fund factors it invests in versus the broader market. These risks were highlighted in 2014, when alpha within the hedge fund industry was generally negative and equity market exposure or beta provided hedge funds with some source of positive returns which the product design of the Fund did not capture due to hedging.

In addition, the Fund’s hedging methodology exposes it to a net short bias in certain sectors which are not represented in the underlying long hedge fund factors. This includes certain defensive sectors which have been viewed in the past as quasi-fixed income securities or yield plays, due to the stability of their underlying businesses and expected dividend pay-out ratios. We believe that a move to a more normalized interest rate environment is likely to result in this factor risk moving from a headwind to a modest tailwind for the Fund’s portfolio in the future.

Over the six month reporting period ending April 30, 2015, the hedge fund factors that the Fund invested in had mixed performance versus their respective hedges, a brief description of which is provided below:

•	The Activist Index tracks the core positions of a select group of activist hedge fund managers. This index outperformed its respective market hedges over the past six months due to both corporate activity in the healthcare sector and improved earnings across a range of sectors throughout the first quarter of the 2015 calendar year.

•	Hedge fund Ownership Indices cover high hedge fund ownership in both small and large market capitalization stocks. Both relevant indices performed well over this time period after accounting for market hedges. Hedge funds in general deployed more gross exposure (defined as long exposure plus hedges) to the market as reflected by a range of reports from investment banks that track these exposures, with more concentration in consumer discretionary, healthcare and technology. This increased exposure provided stability to segments of the market that display high hedge fund ownership and enabled sector and security allocation to drive returns.

•	The Morgan Stanley Target Equity Index attempts to screen for stocks that have the financial attributes that make them attractive takeover candidates for financial sponsors such as private equity firms who plan to employ a leveraged buyout strategy. Over the relevant six month period, no targets were successfully identified, while the index increased its exposure to the energy sector, which its screens identified as being attractive from a value standpoint. In addition, the fact that the index excludes financials from its eligible universe has, in the short term, detracted from performance.

•	The Morgan Stanley Smart Invest Index underperformed over the relevant six month period. The methodology has a similar theme as the Morgan Stanley Target Equity Index to screen for high hedge fund ownership but also seeks to employ additional screens where this high ownership is concentrated among few hedge funds, suggesting a higher conviction position. The index can have more concentrated positions in its weighting and rebalance process and, as a result, its losses were more idiosyncratic.

•	The Spin-Off Index, after hedging, was flat over the relevant six month period after suffering significant losses in October 2014 due to event driven hedge funds reducing risk across their portfolios. Performance in the last four months has continued to improve with corporate activity playing some part following the acquisition of Kraft Food Group, a position within the Spin-Off Index.

Looking forward, Ramius Alternative Solutions LLC has been updating the rule methodology applied to certain indices, as well as modifying the construction of select hedges being used. Together, we anticipate these changes will have a positive effect on the Fund’s portfolio as we expect to be able to level off unintended factor risk within the portfolio.

Sincerely,

Ramius Alternative Solutions

Important Disclosures
The views in this letter were as of April 30, 2015 and may not necessarily reflect the view on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

An investment in the Ramius Hedged Alpha Fund is subject to risks, including the possible loss of principal. The Fund utilizes investment strategies that are non-traditional and may be highly volatile. Investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio.  The Fund may not achieve its objective of seeking to achieve positive returns over a market cycle while minimizing broad equity market risk. The use of derivatives can be highly volatile, illiquid and difficult to manage. Derivatives involve greater risks than the underlying obligations because in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk, pricing risk and leveraging risk. The use of derivatives, including futures and swap agreements, may reduce returns and/or increase volatility. Leverage, transactions including futures contracts and short positions, can magnify the effects of changes in value and make the Fund more volatile. Short sales are speculative transactions and involve special risks, including potentially unlimited losses. Liquidity risk within the Fund stems from the possible lack of marketability of an investment that cannot be bought or sold quickly enough to prevent or minimize a loss. Small and Mid-Cap companies may be subject to more abrupt or erratic market movements than are typical in Large-Cap companies. The Fund is non-diversified meaning it may invest a relatively high percentage of its assets in a limited number of positions making it more vulnerable to changes in the market value of single position. The Fund may, at times, experience higher-than-average portfolio turnover which may generate a greater number of taxable transactions which in turn may lower the Fund’s return.

One cannot invest directly in an index.  The Fund’s investment objective is not restricted to the securities and instruments comprising any one index. No representation is made that any index is an appropriate measure for comparison.

Any descriptions involving investment process or investment strategies are provided for illustration purposes only, are not complete, will not apply in all situations, may not be fully indicative of any present or future investments and may be changed in the discretion of Ramius Alternative Solutions LLC (“RASL”), the investment advisor to the Fund. No representation is made that RASL’s investment process and investment objectives will or are likely to be achieved or successful or that the Fund will make any profit or will not sustain losses. RASL may engage in investment practices or trading strategies that may increase the risk of investment loss and a loss of principal may occur.

Any opinions, assumptions, assessments, statements or the like (collectively, “Statements”) regarding future events or which are forward-looking, including regarding portfolio characteristics, constitute only subjective views, beliefs, outlooks, estimations or intentions of RASL, should not be relied on, are subject to change due to a variety of factors, including fluctuating market conditions and economic factors, and involve inherent risks and uncertainties, both general and specific, many of which cannot be predicted or quantified and are beyond RASL’s or the Fund’s control. Future evidence and actual results (including actual composition and investment characteristics of the Fund) could differ materially from those set forth in, contemplated by, or underlying these Statements, which are subject to change without notice. In light of these risks and uncertainties, there can be no assurance and no representation is given that these Statements are now, or will prove to be accurate, or complete in any way. RASL undertakes no responsibility or obligation to revise or update such Statements. Statements expressed herein may not necessarily be shared by all personnel of RASL and its affiliates.

No representation or warranty, express or implied, is made by RASL and/or affiliates as to the accuracy, completeness, or fitness for any particular purpose of the analysis provided herein.  Under no circumstances shall RASL and/or affiliates have any liability for (a) any loss, damage or other injury in whole or in part caused by, resulting from or relating to, any error (negligent or otherwise) of RASL and/or affiliates in connection with the compilation, methodology, interpretation, communication, publication or delivery of this analysis, or (b) any direct, indirect, special, consequential, incidental or compensatory damages whatsoever (including, without limitation, lost profits), in either case caused by reliance upon or otherwise resulting from or relating to the use of (including the inability to use) this analysis.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 45.4%
8,200,021	Fidelity Institutional Money Market Fund, 0.09%[1]	$8,200,021

Principal Amount
$26,689,956	UMB Money Market Fiduciary, 0.01%[1]	26,689,956

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,889,977)	34,889,977

	TOTAL INVESTMENTS – 45.4% (Cost $34,889,977)	34,889,977
	Other Assets in Excess of Liabilities – 54.6%	41,997,122

	TOTAL NET ASSETS – 100.0%	$76,887,099

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

			Pay/Receive
			Total Return on			Premium	Unrealized
		Notional	Reference	Financing	Maturity	Paid	Appreciation
Counterparty	Reference Index	Amount	Index	Rate[2]	Date	(Received)	(Depreciation)
Credit Suisse	CSUSRAM1 Index	$17,037,932	Receive	1-Month USD-LIBOR plus 0.45%	8/5/2015	$-	$-
Deutsche Bank	DBRAHFSP Index	17,868,584	Receive	1-Month USD-LIBOR plus 0.25%	9/22/2015	-	-
Deutsche Bank	DBRAQLTY Index	16,703,318	Receive	1-Month USD-LIBOR plus 0.55%	7/16/2015	-	-
Goldman Sachs	GSCBRAM1 Index	12,885,616	Receive	1-Month USD-LIBOR plus 0.40%	2/9/2016	-	(72,129)
Morgan Stanley	MSIQATDT Index	17,068,353	Receive	1-Month USD-LIBOR plus 0.55%	3/3/2016	-	-
Morgan Stanley	MSIQSMDT Index	20,949,829	Receive	1-Month USD-LIBOR plus 0.55%	4/5/2016	-	-
Morgan Stanley	MSUSSFDT Index	19,862,857	Receive	1-Month USD-LIBOR plus 0.55%	4/5/2016	-	-
Morgan Stanley	MSUSVALU Index	13,349,283	Receive	1-Month USD-LIBOR plus 0.55%	12/3/2015	-	-
Societe Generale	SPBUYUT Index	4,292,061	Receive	1-Month USD-LIBOR plus 0.56%	6/4/2015	-	-
Societe Generale	SPBUYUT Index	11,600,000	Receive	1-Month USD-LIBOR plus 0.53%	6/4/2015	-	-
TOTAL TOTAL RETURN SWAP CONTRACTS						$-	$(72,129)

[2]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Value at	Value at	Appreciation
Short Contracts	Date	Contracts	Trade Date	April 30, 2015	(Depreciation)
E-mini S&P 500	June 2015	(948)	$(97,954,743)	$(98,539,860)	$(585,117)
E-mini S&P 400 Midcap	June 2015	(201)	(30,023,899)	(30,079,650)	(55,751)
Mini Russell 2000	June 2015	(201)	(24,326,554)	(24,449,640)	(123,086)
TOTAL FUTURES CONTRACTS			$(152,305,196)	$(153,069,150)	$(763,954)

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Asset Class	Percent of Total Net Assets
Short-Term Investments	45.4%
Total Investments	45.4%
Other Assets in Excess of Liabilities	54.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $34,889,977)	$34,889,977
Foreign cash, at value (cost $65,678)	53,948
Cash	92,313
Cash segregated with brokers for futures contracts and swap contracts	42,240,530
Receivables:
Fund shares sold	14,932
Unsettled gain on swap transactions	1,611,512
Other assets	3,199
Interest	853
Prepaid expenses	19,165
Total assets	78,926,429

Liabilities:
Payables:
Fund shares redeemed	87,287
Unrealized depreciation on open futures contracts	763,954
Unrealized depreciation on open swap contracts	72,129
Unsettled loss on swap transactions	990,507
Advisory fees	62,199
Distribution fees - Class A (Note 7)	61
Fund accounting fees	18,837
Transfer agent fees and expenses	9,161
Auditing fees	8,471
Custody fees	7,074
Administration fees	6,465
Chief Compliance Officer fees	2,173
Trustees' fees and expenses	1,583
Accrued other expenses	9,429
Total liabilities	2,039,330

Net Assets	$76,887,099

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$78,551,767
Accumulated net investment loss	(574,863)
Accumulated net realized loss on foreign currency, futures contracts, investments,
and swap contracts	(241,992)
Net unrealized depreciation on:
Foreign currency translations	(11,730)
Futures contracts	(763,954)
Swap contracts	(72,129)
Net Assets	$76,887,099

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$927
Shares of beneficial interest issued and outstanding	100
Redemption price*	9.27
Maximum sales charge (5.50% of offering price)**	0.54
Maximum offering price to public	$9.81

Class I Shares:
Net assets applicable to shares outstanding	$76,886,172
Shares of beneficial interest issued and outstanding	8,221,846
Redemption price	$9.35

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

Investment Income:
Interest	$4,364
Total investment income	4,364

Expenses:
Advisory fees	475,489
Fund accounting fees	53,589
Administration fees	47,025
Transfer agent fees and expenses	23,326
Registration fees	14,788
Auditing fees	8,471
Legal fees	6,927
Custody fees	5,234
Chief Compliance Officer fees	4,191
Shareholder reporting fees	3,711
Miscellaneous	2,391
Trustees' fees and expenses	2,113
Insurance fees	843
Distribution fees - Class A (Note 7)	2
Interest expense	53

Total expenses	648,153
Advisory fees waived	(63,692)
Earnings credits on cash balances (Note 3)	(5,234)
Net expenses	579,227
Net investment loss	(574,863)

Realized and Unrealized Gain (Loss) on Foreign Currency, Futures Contracts,
and Swap Contracts:
Net realized gain (loss) on:
Futures contracts	(9,851,948)
Swap contracts	10,517,326
Net realized gain	665,378
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,260)
Futures contracts	691,274
Swap contracts	(72,129)
Net change in unrealized appreciation/depreciation	612,885
Net realized and unrealized gain on foreign currency, futures contracts,
and swap contracts	1,278,263

Net Increase in Net Assets from Operations	$703,400

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(574,863)	$(890,521)
Net realized gain (loss) on foreign currency transactions, futures contracts,
and swap contracts	665,378	(681,315)
Net change in unrealized appreciation/depreciation on foreign currency translations,
futures contracts and swap contracts	612,885	(2,947,272)
Net increase (decrease) in net assets resulting from operations	703,400	(4,519,108)

Distributions to Shareholders:
From net realized gain:
Class A	-	(1,602)
Class I	-	(723,588)
Total distributions	-	(725,190)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	27,094
Class I	3,360,500	91,418,630
Reinvestment of distributions:
Class A	-	1,430
Class I	-	705,989
Cost of shares redeemed:
Class A	(2,357)	(78,219)
Class I1	(20,091,550)	(34,585,619)
Net increase (decrease) in net assets from capital transactions	(16,733,407)	57,489,305

Total increase (decrease) in net assets	(16,030,007)	52,245,007

Net Assets:
Beginning of period	92,917,106	40,672,099
End of period	$76,887,099	$92,917,106

Accumulated net investment loss	$(574,863)	$-

Capital Share Transactions:
Shares sold:
Class A	-	2,754
Class I	365,444	9,418,005
Shares reinvested:
Class A	-	147
Class I	-	71,893
Shares redeemed:
Class A	(260)	(8,185)
Class I	(2,183,474)	(3,565,491)
Net increase (decrease) in capital share transactions	(1,818,290)	5,919,123

[1]	Net of redemption fee proceeds of $1,252 and $4,318, respectively.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

								For the
	For the Six Months							Period July 22,
	Ended April 30,		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended		2010* through
	2015 (Unaudited)		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011		October 31, 2010
Net asset value, beginning of period	$9.18		$9.82	$9.61	$9.80	$10.08		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.16)	(0.13)	(0.07)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments	0.16		(0.27)	0.44	0.02	(0.20)		0.09
Total from investment operations	0.09		(0.43)	0.31	(0.05)	(0.25)		0.08

Less Distributions:
From net investment income	-		-	-	(0.02)	(0.01)		-
From net realized gain	-		(0.21)	(0.10)	(0.12)	(0.02)		-
Total distributions	-		(0.21)	(0.10)	(0.14)	(0.03)		-

Redemption fee proceeds[1]	-		-	-	-	-	[2]	-	[2]

Net asset value, end of period	$9.27		$9.18	$9.82	$9.61	$9.80		$10.08

Total return[3]	0.98%	[5]	(4.52)%	3.27%	(0.52)%	(2.51)%		0.80%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1		$3	$55	$13	$46		$41

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.80%	[4,6]	1.90%	2.02%	1.86%	1.86%		1.94%	[6]
After fees waived and expenses absorbed	1.65%	[4,6]	1.65%	1.68%	1.74%	1.68%		1.76%	[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.80)%	[4,6]	(1.89)%	(1.64)%	(0.86)%	(0.70)%		(0.86)%	[6]
After fees waived and expenses absorbed	(1.65)%	[4,6]	(1.64)%	(1.30)%	(0.74)%	(0.52)%		(0.68)%	[6]

Portfolio turnover rate	-%	[5]	49%	112%	127%	374%		141%	[5]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1% on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase. If these sales loads and CDSC were included total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
[4]	Ratios include earnings credits.
[5]	Not annualized.
[6]	Annualized.
See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months										For the Period July 22,
	Ended April 30,		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		2010* through
	2015 (Unaudited)		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$9.25		$9.87		$9.64		$9.82		$10.08		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)		(0.13)		(0.10)		(0.05)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	0.16		(0.28)		0.43		0.03		(0.20)		0.09
Total from investment operations	0.10		(0.41)		0.33		(0.02)		(0.23)		0.08

Less Distributions:
From net investment income	-		-		-		(0.04)		(0.01)		-
From net realized gain	-		(0.21)		(0.10)		(0.12)		(0.02)		-
Total distributions	-		(0.21)		(0.10)		(0.16)		(0.03)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$9.35		$9.25		$9.87		$9.64		$9.82		$10.08

Total return[3]	1.08%	[5]	(4.29)%		3.47%		(0.19)%		(2.29)%		0.80%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76,886		$92,914		$40,617		$78,835		$128,260		$132,967

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.55%	[4,6]	1.65%		1.77%		1.61%		1.61%		1.69%	[6]
After fees waived and expenses absorbed	1.40%	[4,6]	1.40%		1.43%		1.49%		1.43%		1.51%	[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.55)%	[4,6]	(1.64)%		(1.39)%		(0.61)%		(0.45)%		(0.61)%	[6]
After fees waived and expenses absorbed	(1.40)%	[4,6]	(1.39)%		(1.05)%		(0.49)%		(0.27)%		(0.43)%	[6]

Portfolio turnover rate	-%	[5]	49%		112%		127%		374%		141%	[5]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Ratios include earnings credits.
[5]	Not annualized.
[6]	Annualized.
See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
Ramius Hedged Alpha Fund (formerly known as Ramius Dynamic Replication Fund) (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive returns over a market cycle while minimizing broad equity market risk. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(f) Money Market Investments
The Fund invests a significant amount (34.7% of its net assets as of April 30, 2015) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

(g) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts or swap contracts, the Fund may be required to maintain collateral in various forms. At April 30, 2015, such collateral is denoted in the Fund’s Statement of Assets and Liabilities.

(h) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until March 1, 2016, and may be terminated by the Trust’s Board of Trustees.

For the six months ended April 30, 2015, the Advisor waived $63,692 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2015, the amount of these potentially recoverable expenses was $555,591.  The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

2015	$131,186
2016	197,056
2017	163,657
2018	63,692

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Custody fees are subject to reduction by credits earned on cash balances held by the custodian.  For the six months ended April 30, 2015, the amount of earnings credit is shown in the Fund’s Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$34,889,977

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation/depreciation on investments	$-

As of October 31, 2014, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(2,362,598)
Net unrealized depreciation on investments	-
Net unrealized depreciation on foreign currency	(5,470)
Total accumulated deficit	$(2,368,068)

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions paid during the years ended October 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$-	$115,416
Long-term capital gains	725,190	638,050
Total distributions paid	$725,190	$753,466

At October 31, 2014, the Fund had accumulated capital loss carry forwards as follows:

	ST	LT	Total
Not Subject to Expiration	$-	$2,362,598	$2,362,598

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended April 30, 2015, the Fund received $1,252 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term investments, futures contracts and swap contracts, were $0 and $0, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$34,889,977	$-	$-	$34,889,977
Total Assets	$34,889,977	$-	$-	$34,889,977

Liabilities
Other Financial Instruments*
Futures Contracts	$763,954	$-	$-	$763,954
Total Return Swap Contracts	-	72,129	-	72,129
Total Liabilities	$763,954	$72,129	$-	$836,083

*
Other financial instruments are derivative instruments such as futures contracts and swap contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during six months ended April 30, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2015 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	$-	$763,954
Total		$-	$763,954

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Equity contracts	$(9,851,948)	$10,517,326	$665,378
Total	$(9,851,948)	$10,517,326	$665,378

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Equity contracts	$691,274	$(72,129)	$619,145
Total	$691,274	$(72,129)	$619,145

The notional amount of swap contracts and number of futures contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of April 30, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$161,790,444
Equity contracts	Short Futures contracts	Number of contracts	1,510

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

			Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open futures contracts – liability payable		$763,954	$-	$(763,954)	$-
Unrealized depreciation on open swap contracts – liability payable	Goldman Sachs	72,129	-	(72,129)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Ramius Hedged Alpha Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Class A	Actual Performance	$1,000.00	$1,009.80	$8.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.59	8.27
Class I	Actual Performance	1,000.00	1,010.80	6.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 1.40% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramius Hedged Alpha Fund
a series of Investment Managers Series Trust

Investment Advisor
Ramius Alternative Solutions LLC
599 Lexington Avenue
 New York, New York  10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Hedged Alpha Fund – Class A	RDRAX	461 418 725
Ramius Hedged Alpha Fund – Class I	RDRIX	461 418 717

Privacy Principles of the Ramius Hedged Alpha Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Hedged Alpha Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Hedged Alpha Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2015